Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Related Party Transactions
Our Co-Founder, Chairman and Chief Executive Officer, Mr. Emanuele Lauro, is a member of the Lolli-Ghetti family, which in 2009 founded Scorpio Tankers Inc. (NYSE: “STNG”), or Scorpio Tankers, a large international shipping company engaged in seaborne transportation of refined petroleum products, of which Mr. Lauro is currently the Chairman and Chief Executive Officer. The Lolli-Ghetti family also owns and controls the Scorpio Group, which includes Scorpio Ship Management S.A.M., or SSM, which provides us with vessel technical management services, Scorpio Commercial Management S.A.M., or SCM, which provides us with vessel commercial management services, Scorpio Services Holding Limited, or SSH, which provides us and other related entities with administrative services and services related to the acquisition of vessels and Scorpio UK Limited, or SUK which provides us with chartering services. Our Co-Founder, President and Director, Mr. Robert Bugbee is also the President and a Director of Scorpio Tankers, and has a senior management position at the Scorpio Group. SSM and SCM also provide technical and commercial management services to Scorpio Tankers as well as unaffiliated vessel owners.
We entered into an Administrative Services Agreement with SSH, a party related to us, for the provision of administrative staff, office space and accounting, legal compliance, financial and information technology services. SSH also arranges vessel sales and purchases for us. The services provided to us by SSH may be sub-contracted to other entities within the Scorpio Group. We incur costs to SSH which will increase as the vessels in our Newbuilding Program are delivered to us.
Pursuant to the Administrative Services Agreement, we reimburse SSH for the reasonable direct or indirect expenses it incurs in providing us with the administrative services described above. We also pay SSH a fee for arranging vessel acquisitions, including newbuildings, payable in shares of our common stock. The number of shares to be issued was 2,604 shares for each of the first 17 vessels ordered under our Newbuilding Program. For the remaining newbuildings ordered, the number of shares for each vessel ordered was determined by dividing $250,000 by the market value of our common shares based on the volume weighted average price of our common shares over the 30 trading day period immediately preceding the contract date of a definitive agreement to acquire any vessel. For the vessels in our Newbuilding Program, an aggregate of 180,716 shares will be issued to SSH, ranging from 2,124 shares to 2,604 shares for each vessel. These shares will be issued to SSH upon the delivery of each vessel (or, in the case of a vessel disposal prior to delivery at the time such disposal completes). Of this total, we issued 68,454 shares of our common stock to SSH for the 28 vessels delivered during the year ended December 31, 2015 and 4,366 shares of our common stock to SSH for the two vessels delivered to us in 2014. During the year ended December 31, 2015 we issued 43,271 shares of our common shares to SSH for 20 vessels for which the sale was completed. We will deliver 53,906 shares upon delivery of 24 vessels currently under construction and 10,719 shares upon completion of the sale of the remaining five vessels under construction currently classified as held for sale. In addition, SSH has agreed with us not to own any drybulk carriers greater than 30,000 dwt for so long as the Administrative Services Agreement is in full force and effect. This agreement may be terminated by SSH after the third anniversary of our initial public offering upon 12 months’ notice or by us with 24 months’ notice.
During July 2013, we issued and sold 104,167 common shares to SSH for $10,000 as part of a series of Norwegian private equity offerings exempt from registration under the Securities Act. These common shares were subject to a contractual lock-up until July 2014. During November 2014, we issued and sold 333,333 shares to SSH for $15,000 as part of a private placement transaction.
During June 2015, we issued and sold 833,333 shares to SSH for $15,000 as part of a public offering.
Our vessels are commercially managed by SCM and technically managed by SSM pursuant to a Master Agreement, which may be terminated by either party upon 24 months’ notice. We expect that additional vessels that we may acquire in the future will also be managed under the Master Agreement or on substantially similar terms.
SCM’s services include securing employment for our vessels in the spot market and on time charters. SCM also manages the Scorpio Group Pools (spot market-oriented vessel pools) which include Scorpio Ultramax Pool, the Scorpio Kamsarmax Pool and the Scorpio Capesize Pool in which our owned and time chartered-in vessels are employed.
Transactions with entities controlled by the Lolli-Ghetti family and with Scorpio Tankers (herein referred to as related party affiliates) in the Consolidated Statement of Operations and Consolidated Balance Sheet are as follows:
For the years ended December 31, 2015 and 2014, we had the following balances with related parties, which have been included in the consolidated statement of operations (tabular amounts in thousands of U.S. dollars). We had no such balances for the period from March 20, 2013 (date of inception) to December 31, 2013.

	Year ended December 31,
	2015	2014
Vessel revenue
Scorpio Kamsarmax Pool (1)	$25,151	$34,986
Scorpio Ultramax Pool (1)	26,338	10,196
Scorpio Capesize Pool (1)	4,857	—
SCM (2)	718	31
Total vessel revenue	$57,064	$45,213
Voyage expense:
SCM (2)	$664	$148
Vessel operating cost:
SSM (3)	$2,765	$122
General and administrative expense:
SCM(2)	$258	$—
SSM (3)	—	51
SSH (4)	1,265	56
SUK (5)	486	717
Total general and administrative expense	$2,009	$824
Write down on assets held for sale
SCM (2)	$12,465	$—
SSM (3)	13,000	—
Total write down on assets held for sale	$25,465	$—

At December 31, 2015 and December 31, 2014, we had the following balances with related parties, which have been included in the Consolidated Balance Sheet:

	As of December 31,
	2015	2014
Assets
Due from related parties-current:
Scorpio Kamsarmax Pool (1)	$3,376	$8,482
Scorpio Ultramax Pool (1)	2,129	2,460
Scorpio Capesize Pool (1)	2,268	—
SCM(2)	424	—
SSM (3)	—	154
Scorpio Tankers(6)	—	31,277
Total due from related parties-current	$8,197	$42,373
Due from related parties non-current:
Scorpio Kamsarmax Pool (1)	$4,868	$3,272
Scorpio Ultramax Pool (1)	7,657	2,033
Total due from related parties non-current	$12,525	$5,305
Liabilities
Due to related parties-current :
SCM(2)	$3,415	$—
SSM (3)	4,274	1,131
SSH (4)	—	56
SUK (5)	—	44
Less balances due to SCM and SSM included in assets held for sale	(7,065)	—
Total due from related parties-current	$624	$1,231

(1)
For the years ended December 31, 2015 and 2014, we earned $25,151 and $34,986, respectively from chartering our owned and chartered-in vessels to the Scorpio Kamsarmax Pool, $26,338 and $10,196, respectively from chartering our owned chartered-in vessels to the Scorpio Ultramax Pool and $4,857 for the years ended December 31, 2015 from chartering our owned vessels to the Scorpio Capesize Pool. As of December 31, 2015, we had balances due from these charterers (primarily consisting of working capital, undistributed earnings and reimbursable costs) which have been classified as current assets of $3,376, $2,129, and $2,268 from the Scorpio Kamsarmax Pool, the Scorpio Ultramax Pool and the Scorpio Capesize Pool, respectively. As of December 31, 2014, we had balances due of $8,482 and $2,460 from the Scorpio Kamsarmax Pool and the Scorpio Ultramax Pool, respectively. As of December 31, 2015, there were non-current balances due from these charterers which relate to working capital retained by the pools for member vessels that do not have provisions to exit the pool in the next 12 months of $4,868 and $7,657 for the Scorpio Kamsarmax Pool and Scorpio Ultramax Pool respectively. As of December 31, 2014, there were non-current balances due from these charterers which relate to working capital retained by the pools for member vessels that did not have provisions to exit the pool in the next 12 months of $3,272 and $2,033 for the Scorpio Kamsarmax Pool and Scorpio Ultramax Pool, respectively.

The Scorpio Kamsarmax Pool, the Scorpio Ultramax Pool and the Scorpio Capesize Pool were significant customers for the year ended December 31, 2015, accounting for 40.8%, 42.5% and 7.9% of our total vessel revenue (including commissions from SCM), respectively. The Scorpio Kamsarmax Pool and the Scorpio Ultramax Pool were significant customers for the year ended December 31, 2014, accounting 71.4% and 20.8% of our total vessel revenue (including commissions), respectively.

(2)
For commercial management of any of our vessels that does not operate in one of these pools, we pay SCM a daily fee of $300 per vessel, plus a 1.75% commission on the gross revenues per charter fixture. Effective November 20, 2014, SCM has agreed to reduce, with respect to our vessels, the 1.75% commission to 1.00% until the first day when the closing price of the Company’s common stock is not less than $117.00 per share, adjusted to include all equity restructuring and authorized dividends paid on the Company’s share capital, at which time the commission will revert to 1.75%. The Scorpio Ultramax Pool, the Scorpio Kamsarmax Pool and the Scorpio Capesize Pool participants, including us and third-party owners of similar vessels, pay SCM a pool management fee of $300 per vessel per day, plus a 1.75% commission on the gross revenues per charter fixture. For the year ended December 31, 2015 and 2014, the Company recorded vessel revenue of $718 and $100, respectively, pursuant to the decrease in commissions we were obligated to pay SCM pursuant to an agreement effective November 20, 2014 which reduced SCM’s commission on gross freight from 1.75% to 1.00%. Also, for the year ended December 31, 2014, the Company incurred $69 of commissions on the gross revenue of certain vessels time chartered-in for which their initial voyage took place before being admitted to the Scorpio Group Pools.

In addition, for the years ended December 31, 2015 and 2014, the Company incurred $664 and $148, respectively, which is a component of voyage expense to SCM consisting of a fee of $300 per vessel day for the periods in which our time chartered-in vessels were not operating in one of the pools and for fees charged to four time chartered-in vessels which were returned to their owners. As of December 31, 2015, $50 was unpaid for time chartered in vessels returned to their owners. Pursuant to the Master Agreement, contracts for the construction of vessels that are sold prior to the company taking delivery of the vessels results in a termination fee of $500,000 per vessel and the termination fee for a vessel under SCM management is two years of daily fees of $300, or $219,000 per vessel plus 1% of the estimated revenue SCM would have generated for the vessel over the next two years. This fee was applicable to 27 of the 31 vessels on construction contracts sold or classified as held for sale through December 31, 2015 and accordingly, a write down of Assets held for sale of $12,465 was recorded for the year ended December 31, 2015, of which $3,365 is unpaid and is reflected as a reduction of the realizable value of the assets held for sale as of December 31, 2015. In addition, during the year ended December 31, 2015, the Company incurred $258 of general and administrative expenses to SCM, consisting of allocated salaries and rent.

(3)
SSM’s services include providing technical support, such as arranging the hiring of qualified officers and crew, supervising the maintenance and performance of vessels, purchasing supplies, spare parts and new equipment, arranging and supervising drydocking and repairs, and monitoring regulatory and classification society compliance and customer standards. We pay SSM an annual fee of $200,000 per vessel to provide technical management services for each of our vessels upon delivery. For the years ended December 31, 2015 and 2014 we incurred costs to SSM of $2,765 and $122, respectively, which is a component of vessel operating cost. In addition, representatives of SSM, including certain subcontractors, provide us with construction supervisory services while our vessels are being constructed in shipyards. For these services, we will compensate SSM for its direct expenses, which can vary between $200,000 and $500,000 per vessel. In connection with supervision of the vessels in our Newbuilding Program, during the year ended December 31, 2014, we incurred a cost to SSM of $29,000 per vessel, which aggregates $1,421, of which $783 relates to vessels the Company sold, and of which $574 and $1,131 was unpaid as of December 31, 2015 and 2014 respectively. For the year ended December 31, 2014, we incurred $51 of rent allocated from SSM. Pursuant to the Master Agreement, contracts for the construction of vessels that are sold prior to the company taking delivery of the vessels results in a termination fee of $500,000 per vessel and the termination fee for a vessel under SSM management is two years of annual fees of $200,000 per vessel, or $400,000 per vessel. This fee was applicable to 27 of the 31 vessels on construction contracts sold or classified as held for sale through December 31, 2015 and accordingly, a write down on Assets held for sale of $13,000 was recorded for the year ended December 31, 2015, of which $3,700 is unpaid and is reflected as a reduction of the realizable value of the assets held for sale as of December 31, 2015.

(4)
We incur a fee to SSH for each owned vessel aggregating $1,265 and $56 for the years ended December 31, 2015 and 2014, respectively, which reflects direct and indirect expenses incurred by SSH in providing us with administrative services, which is included in general and administrative expenses. At December 31, 2014, $56 of the fee incurred to SSH was unpaid.

(5)
For the year ended December 31, 2015 and 2014, SUK charged us $486 and $717, respectively, for allocated salaries of certain SUK employees relating to the services such employees performed for the Company, of which $44 was unpaid at December 31, 2014.

(6)
In December 31, 2014, we agreed to sell four LR2 tankers to Scorpio Tankers and granted Scorpio Tankers an option to purchase two additional LR2 tankers (see Note 6). Pursuant to this, we paid Scorpio Tanker $31,277 as a security deposit relating to estimated costs we would incur to the shipyard for converting the vessels from Capesize contracts to LR2 contracts and scheduled installments on vessels expected to occur prior to the closing date of the sale. This deposit was repaid to us upon closing in July 2015.